Subsequent events - Inframerica Concessionaria do Aeroporto de Brasilia S.A. (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 25, 2022 USD ($) shares	Feb. 25, 2022 ARS ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Re-equilibrium of Concession Agreements, Net of Tax	$ 25,473	$ 33,185
Aeropuertos Andinos del Peru S.A.
Disclosure of non-adjusting events after reporting period [line items]
Equity interest acquired	0.00%	50.00%
Aeropuertos Argentina 2000 S.A [Member] | Preference shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding | shares			910,978,514	910,978,514
Par value of redemption of share price				$ 16,506,174,484,000
Adjusted inflation of redemption of share price				330,123,490
Preferred stock dividend accrued adjusted inflation of redemption of share price				389,421,266
Preferred stock redemption price			$ 167,700	17,225,719,240
Preferred stock redemption price to be paid			$ 108,100	$ 11,100,000,000